GOODWILL AND OTHER INTANGIBLE ASSETS - Summary of Definite and Indefinite Lived Intangible Assets (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Definite Lived Intangible Assets:
Gross Value	$ 1,112,000,000
Foreign Currency Translation	(3,163,000)
Accumulated Amortization	(8,005,000)	$ (142,320,000)
Net Book Value	1,100,832,000
Indefinite Lived Intangible Assets:
Gross Value	$ 0
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross Value		613,989,000
Foreign Currency Translation		2,031,000
Net Book Value		$ 473,700,000
Tradenames [Member]
Definite Lived Intangible Assets:
Estimated Useful Life (in years)	20 years	10 years
Gross Value	$ 101,000,000	$ 900,000
Foreign Currency Translation	(268,000)	2,000
Accumulated Amortization	(727,000)	(188,000)
Net Book Value	$ 100,005,000	714,000
Indefinite Lived Intangible Assets:
Gross Value		32,700,000
Foreign Currency Translation		50,000
Net Book Value		$ 32,750,000
Existing technology
Definite Lived Intangible Assets:
Estimated Useful Life (in years)	20 years	15 years
Gross Value	$ 250,000,000	$ 158,730,000
Foreign Currency Translation	(836,000)	1,747,000
Accumulated Amortization	(1,796,000)	(25,903,000)
Net Book Value	$ 247,368,000	$ 134,574,000
Patents
Definite Lived Intangible Assets:
Estimated Useful Life (in years)		7 years
Gross Value		$ 1,759,000
Foreign Currency Translation		136,000
Accumulated Amortization		(541,000)
Net Book Value		$ 1,354,000
Customer lists
Definite Lived Intangible Assets:
Estimated Useful Life (in years)	20 years	10 years
Gross Value	$ 761,000,000	$ 419,900,000
Foreign Currency Translation	(2,059,000)	96,000
Accumulated Amortization	(5,482,000)	(115,688,000)
Net Book Value	$ 753,459,000	$ 304,308,000